COMMITMENTS AND CONTINGENCIES (Details Narrative) - SEJO [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total outstanding invoices	€ 744	€ 744
One-time pre-tax charge		€ 744